CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (Parentheticals)	12 Months Ended
	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Currency translation differences tax